Note 7 - Investment in Affiliate (Detail) (USD $)	12 Months Ended
Jan. 31, 2011
Equity Method Investment, Ownership Percentage	44.40%
Income (Loss) from Equity Method Investments	$ (19,000)
Equity Method Investment, Net Sales Proceeds	487,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 20,000